COLT 2022-4 ABS-15G

Exhibit 99.40

TPR Firm:	EdgeMAC		Date Submitted:	3/18/2022
Client Name:	5th Street Capital		Report:	Exception Report - Loan
Client Project:	COLT 2022-4		Loans in report:	4

Report Date	Loan Number	Dummy ID	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
3/18/2022	XXXX	4350096194	XXXX	XXXX	XXXX	1) Missing documentation to evidence the relationship between the mortgage broker on the 1003 loan application and the mortgage broker the origination fee is being paid to on the final CD (XXXX) The Broker fee paid to XXXX showing on the Closing Disclosure issued XXXX does Not match the Loan Originator on the loan applications reflected as XXXX. Missing updated Closing Disclosure. Subject to review upon receipt.
COMMENTS: Broker agreement provided and matches broker reflected on CD

2) Missing documentation to evidence the donors reflected on the gift letter had sufficient assets to provide the gift. The loan file did not contain documentation to evidence the gift funds were wired directly to escrow.
COMMENTS: Sufficient documentation received

3) Missing documentation to evidence the EMD was from the borrower's own funds. The loan file contains an escrow receipt for XXXX but funds were wired from an account with Chase XXXX  which does not belong to the borrower
COMMENTS: Documentation received is sufficient to clear the condition	1) //UPDATE: 03/01/2022 Received corrected 1003, Note, Mortgage and Intent to Re-record, however, Received a PC CD dated XXXX and Mortgage Broker Company contact information is missing on page 5.//UPDATE: 02/11/2022 Received corrected CD dated 0XXXX reflecting Broker Information on page 5, however, as condition update on 09/16/2021 reflects If "XXXX" is actual Loan Originating Company, all documents that reflect Loan Originating Company as "XXXX." need to be resigned, including but not limited to, 1003, Note, Deed of Trust and Closing Disclosure. NEED All Legal Documents reflecting XXXX as Loan Originating Company corrected and re-signed.//UPDATE: 09/16/2021 Received NMLS print out that LO Authorized to conduct business for "XXXX", however, all 1003 Loan Applications and Legal Documents reflect Loan Originating Company as "XXXX. and not "XXXX". If "XXXX" is actual Loan Originating Company, all documents that reflect Loan Originating Company as "XXXX." need to be resigned, including but not limited to, 1003, Note, Deed of Trust and Closing Disclosure.Document not properly executed or dated: The Licensing/Registration check returned the following results as of the application date of XXXX: Loan Originator's NMLS # XXXX reflects Loan Originator is NOT Authorized to Represent Company.
COMMENTS: 03/01/2022 Received PC CD dated XXXX Signed XXXX reflecting complete Mortgage Broker Contact information on page 5.

//UPDATE:  03/01/2022 Received corrected 1003, Note, Mortgage and Intent to Re-record, however, Received a PC CD dated XXXX and Mortgage Broker Company contact information is missing on page 5.

//UPDATE:  02/11/2022 Received corrected CD dated 0XXXX reflecting Broker Information on page 5, however, as condition update on XXXX reflects  If "XXXX" is actual Loan Originating Company, all documents that reflect Loan Originating Company as "XXXX." need to be resigned, including but not limited to, 1003, Note, Deed of Trust and Closing Disclosure.  NEED All Legal Documents reflecting XXXX as Loan Originating Company corrected and re-signed.

//UPDATE:  11/05/2021 Received corrected CD dated 0XXXX reflecting Broker Information on page 5, however, as condition update on XXXX

2) //UPDATE:  10/08/2021 Received request to waive condition upon re-opening ROR.  This is a Purchase Transaction and Right to Cancels do not apply.  There is no cure for this TRID Timing Violation.//UPDATE:  09/16/2021 Loan Term went from 30 Years on CD dated XXXX to 40 Years on CD dated XXXX which results in the requirement that borrower be given an additional 3 day waiting period from XXXX, however, Consummation occurred XXXX.  Condition is Valid and not curable.This loan failed TRID timing of disclosures.  This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR 1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period and The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either: "USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing /settlement date,  if no consummation date is provided, of the transaction; or The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction. Changes before consummation requiring a new waiting period. If one of the following disclosures provided under 1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of 1026.19(f)(1)(ii)(A) :(A) The annual percentage rate disclosed under 1026.38(o)(4) becomes inaccurate, as defined in 1026.22. (B) The loan product is changed, causing the information disclosed under 1026.38(a)(5)(iii) to become inaccurate. (C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under 1026.38(b) to become inaccurate. The creditor shall ensure that the consumer receives the disclosures required under 1026.19(f)(1)(i) no later than three business days before consummation.
COMMENTS: 02/11/2022 Received Signed Borrower Attestation that they waived their 3 day waiting period in order not to lose the purchase of the home and/or deposit.

//UPDATE: 09/16/2021 Loan Term went from 30 Years on CD dated XXXX to 40 Years on CD dated XXXX which results in the requirement that borrower be given an additional 3 day waiting period from XXXX, however, Consummation ocurred XXXX. Condition is Valid and not curable.	1) LTV is 85%, which exceeds program guidelines maximum LTV of 70%. Client Exception Approval in the file allowed LTV to 85%.Compensating Factors:1. Low DTI2. High Discretionary Income3. Housing History 0x304. Years on the job

2) 2/11/2022 Client approved exception in the file. Client approved exception to allow the use of the business bank statements to determine the qualifying income without documentation to evidence the borrower has an ownership interest in the business reflected on the business statements.Compensating Factors:1. 688 credit score; 8 points above program minimum credit score of 6802. Rental history is 0x30 for 12 months3. Borrower has been self-employed since XXXX. DTI ratio of 33.58%%;  16.42% less than program maximum DTI of 50% /////// 10/15/2021 - Received duplicate bank statements. Missing documentation to support the ownership interest that the borrower has in the Entity reflected on the provided bank statement // - // 9/21/2021 Received documentation to evidence the borrower has access to the chase account XXXX. This does not satisfy the issue that the borrower has a relationship or ownership interest in the entity reflected on the bank statements.  There is no documentation to support the borrower ownership interest in the entity on the bank statements. ///  Missing documentation to evidence the relationship between the borrower and the third party and business entity reflect the bank statements for the account with Chase XXXX used to qualify. The business bank statements are  under the business name  XXXX. The  account owner reflected on the statements is XXXX and is not the borrower of record. The loan file contained an authorization letter advising the borrower has access to the funds in account XXXX with Chase but this is not sufficient to evidence the funds in the income are a source of income. There is not documentation to evidence the borrower has any relationship with the business entity reflected on the account/
COMMENTS: 2/11/2022 Received a lender exception to allow the use of the business bank statements to determine the qualifying income without documentation to evidence the borrower's owership in the business reflected on the business bank statements. ///  10/15/2021 - Received duplicate bank statements. Missing documentation to support the ownership interest that the borrower has in the Entity reflected on the provided bank statement // - // 10/7/2021 Received duplicate documentation indicating the borrower has access to the account with Chase XXXX This documentation does not address that the borrower has an affiliation with the business enity reflect on the bank statements. The borrower is qualifying based on income using these bank statements. Having access to the funds in this account does in no way evidence the borrower has an ownership interest in this entity. If the borrower does not have an ownership interest in the business entity reflected on the bank statement it cannot be verifie

3) Update 9/13/2021  Client exception located in the file. Client approved exception to allow 4 months reserves vs program requirements of 6 months PITIA /////Missing documentation to evidence the borrower has sufficient assets to meet the 6 month PITI reserve requirement. The current PITI is XXXX x 6 months = XXXX. Compensating Factors:1. 688 credit score; 8 points above program minimum credit score of 6802. Rental history is 0x30 for 12 months3. Borrower has been self-employed since XXXX. DTI ratio of 33.58%%;  16.42% less than program maximum DTI of 50% The borrower's total reserves after closing total XXXX. This results in the borrower being short XXXX is assets and does not meet the minimum reserve requirement.
										COMMENTS: Client exception provided	Compensating Factors: 1. 688 credit score; 8 points above program minimum credit score of 680 2. Rental history is 0x30 for 12 months 3. Borrower has been self-employed since XXXX 4. DTI ratio of 33.58%%; 16.42% less than program maximum DTI of 50%	8/20/2021	Primary Residence	CA	XXXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
3/18/2022	XXXX	4350096195	XXXX	XXXX	XXXX	1) Loan approval is subject to satisfactory appraisal review. Subject to further underwriting. Additional conditions may apply.Missing required appraisal review product (ARR or CDA) or evidence of a CU score of 2.5 or lower for loan amounts less than or equal to XXXX COMMENTS: Sufficient documentation received

2) 11/9/2021 The lender position that a subordination agreement is not needed is not sufficient as the file does not contain documentation to support the 2nd lien is subordinate to the 1st lien.11/3/2021 Received copy of the promissory note but documentation does not evidence the subornation agreement //// Missing fully executed subordination agreement for the private 2nd lien mortgage with the sellers XXXX.
COMMENTS: 11/9/2021 The lender position that a subordination agreement is not needed is not sufficient as the file does not contain documentation to support the 2nd lien is subdoriate to the 1st lien.  11/3/2021 Received copy of the promissory note but documentation does not evidence the subdorniation agreement ////Final title policy not sufficient to clear. Subordiination agreement is required.

3) Missing a fully executed copy of the 2nd mortgage promissory note and second mortgage deed of trust for the subject property.	1) The loan contains errors within one or more TRID disclosure. On Closing Disclosure dated XXXX, under the Adjustable Interest Rate (AIR) Table on page four, table has "other", which does not reflect the name of the index being utilized. The Note reflects a 30-day Average SOFR index. Need Post Consummation Closing Disclosure with explanation letter to borrower with proof of method of delivery reflecting the accurate Index matching the Note.
COMMENTS: 11/01/2021 Received PC CD dated XXXX reflecting accurate Index type in the AIR Table.	1) Update 9/13/2021 Client exception in the file. Client approved exception to allow a private party/seller subordinate second lien vs program requirement that 2nd liens must be from a institutional lender. Compensating Factors:1. 732 credit score; 52 points above program minimum credit score of 680 2. Housing history is 0x30 for the past 12 months3. No public records4. 21 months reserves; 15 months greater than 6 months program minimum 5. Borrower has been self-employed since XXXX. DTI ratio is 29.53%; 20.47% less than program maximum DTI of 50% /////Missing documentation to evidence the lender granted an exception to allow for the 2nd lien to not be an institutional second mortgage. The documentation in the loan file reflects the 2nd lien is a seller carry back and not from an institutional lender as required by the program guidelines.
COMMENTS: Client exception provided

										2) Client approved exception in the loan file. Client approved exception in the file for the qualifying LTV of 85% vs program maximum of 80%Compensating Factors:1. 732 credit score; 52 points above program minimum credit score of 680 2. Housing history is 0x30 for the past 12 months3. No public records4. 21 months reserves; 15 months greater than 6 months program minimum 5. Borrower has been self-employed since XXXX. DTI ratio is 29.53%; 20.47% less than program maximum DTI of 50%	Compensating Factors: 1. 732 credit score; 52 points above program minimum credit score of 680 2. Housing history is 0x30 for the past 12 months 3. No public records 4. 21 months reserves; 15 months greater than 6 months program minimum 5. Borrower has been self-employed since XXXX 6. DTI ratio is 29.53%; 20.47% less than program maximum DTI of 50%	9/1/2021	Primary Residence	NM	XXXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG3	EG1
3/18/2022	XXXX	4350096246	XXXX	XXXX	XXXX	1) Missing documentation showing prelim items #8 delinquent HOA dues of XXXX and #9 Judgement with CMTE F/S XXXX have been paid off or removed.
								COMMENTS: 02/28/2022 Received title reflecting both items have been removed		1) Lender approved exception to allow 70%LTV/CLTV with a credit score of 699 and previous NOD and bankruptcy.1. Years on the job2. 6 months reserves3. Housing history 0 x304. Borrower has owned the subject property since XXXX. Borrower is currently a renter; previous a homeowner for primary residence for 10+ years6. Borrower has been self-employed for 3 years, 5 months7. XXXX reserves after closing of escrow	COMPENSATING FACTOR 1. HIGH PITI RESERVES OF 31 MONTHS WHICH IS ABOVE THE 6 MONTHS REQUIRED.	2/18/2022	Investment Property	CA	XXXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
3/18/2022	XXXX	4350096262	XXXX	XXXX	XXXX	1) Exception approval granted for 70.00% LTV DSCR cash out refinance with 624 FICO score versus 700 program minimumCompensating Factors:1. 68 months reserves; 62 months > 6 month program minimum2. 0x30 mortgage history since XXXX. 2 years on job (self-employment)

										2) Exception approval provided for .997 DSCR versus 1.000 program minimumCompensating Factors:1. 68 months reserves; 62 months > 6 month program minimum2. 0x30 mortgage history since XXXX. 2 years on job (self-employment)	Compensating Factors: 1. 68 months reserves; 62 months > 6 month program minimum 2. 0x30 mortgage history since XXXX 3. 2 years on job (self-employment)	2/25/2022	Investment Property	CA	XXXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1